FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	R$ (218,503)	R$ (750,102)
Appreciation asset position	7,830,051
Appreciation liability position	(7,983,664)
Fair value market amoount receivable / payable	R$ (153,613)
Exchange Rate Swap Dollar X Real C S N Cimentos Brasil [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Financial income (expenses), net	R$ (92,552)	58,392
Exchange Rate Swap C D I Dollar One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 115,000
Dollar X Real Swap C S N Cimentos Brasil [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Functional Currency	Dollar
Notional amount	R$ 50,000
Financial income (expenses), net	(88,120)
Appreciation asset position	296,793
Appreciation liability position	(312,436)
Fair value market amoount receivable / payable	R$ (15,643)
Exchange Rate Swap Dollar X Real C S N [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2028
Functional Currency	Real
Notional amount	R$ 680,000
Financial income (expenses), net	142,762	(146,529)
Appreciation asset position	729,534
Appreciation liability position	(788,851)
Fair value market amoount receivable / payable	R$ (59,318)
Exchange Rate Swap C D I X Dollar C S N [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2028
Functional Currency	Dollar
Notional amount	R$ 295,000
Financial income (expenses), net	(57,802)	129,972
Appreciation asset position	296,787
Appreciation liability position	(354,589)
Fair value market amoount receivable / payable	R$ (57,802)
Exchange Rate Swap Dollar X C D I Grupo Estrela [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Functional Currency	Real
Notional amount	R$ 311,971
Financial income (expenses), net	(53,029)
Appreciation asset position	214,896
Appreciation liability position	(235,146)
Fair value market amoount receivable / payable	(20,250)
Total Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(148,741)	41,835
Appreciation asset position	1,538,010
Appreciation liability position	(1,691,023)
Fair value market amoount receivable / payable	R$ (153,013)
Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2030 to 2039
Functional Currency	Real
Notional amount	R$ 2,012,358
Financial income (expenses), net	(28,375)	(211,994)
Appreciation asset position	2,143,849
Appreciation liability position	(2,195,014)
Fair value market amoount receivable / payable	R$ (51,165)
Interest Rate Debentures C D I I P C A One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2031 to 2037
Functional Currency	Real
Notional amount	R$ 2,400,000
Financial income (expenses), net	(25,339)	(406,992)
Appreciation asset position	2,748,344
Appreciation liability position	(2,769,908)
Fair value market amoount receivable / payable	R$ (21,564)
Interest Rate Debentures C D I I P C A Two [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2032
Functional Currency	Real
Notional amount	R$ 1,200,000
Financial income (expenses), net	(16,048)	(172,951)
Appreciation asset position	1,399,848
Appreciation liability position	(1,327,719)
Fair value market amoount receivable / payable	72,129
Total Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(69,762)	R$ (791,937)
Appreciation asset position	6,292,041
Appreciation liability position	(6,292,641)
Fair value market amoount receivable / payable	R$ (600)